Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity (Details) ₩ in Millions	12 Months Ended
Dec. 31, 2018 KRW (₩)
Fair value hedges | Interest rate
Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
BV of asset	₩ 293,215
BV of liabilities	8,873,059
Assets of Cumulative fair value hedge adjustment	(2,832)
Liabilities of Cumulative fair value hedge adjustment	(524,459)
Changes if fair value in the period	(56,462)
Cash flow hedge reserve	0
Foreign currency conversion reserves	0
Fair value hedges | Foreign exchange
Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
BV of asset	62,406
BV of liabilities	0
Assets of Cumulative fair value hedge adjustment	0
Liabilities of Cumulative fair value hedge adjustment	0
Changes if fair value in the period	2,675
Cash flow hedge reserve	0
Foreign currency conversion reserves	0
Cash Flow Hedges | Interest rate
Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
BV of asset	0
BV of liabilities	1,539,005
Assets of Cumulative fair value hedge adjustment	0
Liabilities of Cumulative fair value hedge adjustment	0
Changes if fair value in the period	0
Cash flow hedge reserve	(10,184)
Foreign currency conversion reserves	0
Cash Flow Hedges | Foreign exchange
Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
BV of asset	2,795,320
BV of liabilities	2,716,148
Assets of Cumulative fair value hedge adjustment	0
Liabilities of Cumulative fair value hedge adjustment	0
Changes if fair value in the period	63,860
Cash flow hedge reserve	(2,006)
Foreign currency conversion reserves	0
Hedges of net investment in foreign operations | Foreign exchange
Effect of hedging items on statement financial position, statement of comprehensive income, statement of changes in equity [Line Items]
BV of asset	0
BV of liabilities	0
Assets of Cumulative fair value hedge adjustment	0
Liabilities of Cumulative fair value hedge adjustment	0
Changes if fair value in the period	(35,879)
Cash flow hedge reserve	0
Foreign currency conversion reserves	₩ 138,416